Cash, restricted cash and cash equivalents (Tables)	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Cash, restricted cash and cash equivalents
Summary of cash and cash equivalents

	January 31,	March 31,
	2024	2023
Unrestricted cash held with chartered banks	2,322,008	1,334,343
Restricted Cash	—	29,557
Total	2,322,008	1,363,890

	March 31,	March 31,	March 31,
	2023	2022	2021
Unrestricted cash held with chartered banks	1,800,539	2,185,868	6,001,436
Held in trust for brokerage account	5,227	5,227	5,000
Restricted Cash	40,000	40,000	—
Total	1,845,776	2,231,095	6,006,436